Significant Accounting Policies (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of fair value method for share-based compensation awards
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Schedule of fair value method for share-based compensation awards
Suboptimal exercise multiple	$ 1.0	$ 2.0	$ 2.0
Risk free interest rate	0.30%	0.20%	0.10%
Volatility	54.00%	50.00%	50.00%
Maximum [Member]
Schedule of fair value method for share-based compensation awards
Suboptimal exercise multiple	$ 1.5	$ 2.5	$ 10.0
Risk free interest rate	2.20%	2.20%	2.50%
Volatility	56.00%	55.00%	55.00%